Shareholder Report	6 Months Ended	34 Months Ended	49 Months Ended	61 Months Ended
	Jun. 30, 2024 USD ($) Holdings	Jun. 30, 2024 USD ($) Holdings	Jun. 30, 2024 USD ($) Holdings	Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tactical Investment Series Trust
Entity Central Index Key	0001843263
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
TFA Tactical Income Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA Tactical Income Fund
Class Name	Class I
Trading Symbol	TFAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the TFA Tactical Income Fund (the “Income Fund”) for the six months ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual report to shareholders contains important information of the TFA Tactical Income Fund (the “Income Fund”) for the six months ended June 30, 2024. You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$103	2.09%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.09%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed?
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception (a)
TFA Tactical Income Fund Class I	0.00%	0.20%	0.23%
Bloomberg Barclays U.S. Aggregate Bond Index	2.63%	(0.23)%	(0.01)%
(a)	The Income Fund commenced operation on June 10, 2019.

Performance Inception Date				Jun. 10, 2019
Net Assets	$ 26,206,527	$ 26,206,527	$ 26,206,527	$ 26,206,527
Holdings Count | Holdings	22	22	22	22
Advisory Fees Paid, Amount	$ 153,116
Investment Company, Portfolio Turnover	257.87%
Additional Fund Statistics [Text Block]	What are some Fund statistics?

Fund Statistics
Total Net Assets	$26,206,527	Investment Advisory Fees Paid	$153,116
Number of Portfolio Holdings	22	Portfolio Turnover Rate	257.87%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Exchange-Traded Funds:
Debt Funds	67.67%	Cash and Cash Equivalents	18.41%
Equity Funds	11.05%
Commodity Fund	2.87%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
First American Treasury Obligations Fund	16.04%	Invesco Senior Loan ETF	5.93%
iShares Core U.S. Aggregate Bond ETF	12.34%	SPDR Bloomberg Short Term High Yield Bond ETF	5.34%
SPDR Bloomberg High Yield Bond ETF	8.71%	Innovator U.S. Equity Accelerated 9 Buffer ETF - January	4.07%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.28%	Invesco Variable Rate Preferred ETF	3.51%
FolioBeyond Alternative Income and Interest Rate Hedge ETF	6.31%	First Trust Preferred Securities and Income ETF	3.51%

Material Fund Change [Text Block]	How has the Fund changed? Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024.
Tactical Growth Allocation Fund (Class I)
Shareholder Report [Line Items]
Fund Name	Tactical Growth Allocation
Class Name	Class I
Trading Symbol	TFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Tactical Growth Allocation Fund (the “Growth Fund”) for the six months ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual report to shareholders contains important information of the Tactical Growth Allocation Fund (the “Growth Fund”) for the six months ended June 30, 2024. You can find the Growth Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$111	2.09%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.09%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed?
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception (a)
Tactical Growth Allocation Fund Class I	18.35%	6.01%	5.94%
Wilshire Liquid Alternative IndexSM	7.30%	2.75%	2.87%
(a)	The Growth Fund commenced operation on June 10, 2019.

Performance Inception Date				Jun. 10, 2019
Net Assets	$ 31,711,917	$ 31,711,917	$ 31,711,917	$ 31,711,917
Holdings Count | Holdings	79	79	79	79
Advisory Fees Paid, Amount	$ 144,751
Investment Company, Portfolio Turnover	134.45%
Additional Fund Statistics [Text Block]	What are some Fund statistics?

Fund Statistics
Total Net Assets	$31,711,917	Investment Advisory Fees Paid	$144,751
Number of Portfolio Holdings	79	Portfolio Turnover Rate	134.45%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Exchange-Traded Funds:		Common Stock:
Equity Funds	27.79%	Information Technology	6.84%
Asset Allocation Funds	21.76%	Health Care	3.73%
Debt Funds	14.21%	Financials	2.95%
Alternative Fund	1.29%	Communication Services	2.86%
Commodity Funds	0.12%	Consumer Discretionary	2.85%
Cash and Cash Equivalents	9.60%	Energy	1.81%
		Consumer Staples	1.72%
		Utilities	1.36%
		Industrials	1.11%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
First American Treasury Obligations Fund	9.09%	SPDR Bloomberg 1-3 Month T-Bill ETF	5.19%
HCM Defender 100 Index ETF	7.85%	Vanguard Total Stock Market ETF	3.21%
Direxion HCM Tactical Enhanced U.S. ETF	7.38%	ProShares Ultra S&P500	2.84%
HCM Defender 500 Index ETF	6.64%	Microsoft Corp.	2.64%
Invesco QQQ Trust Series 1	5.94%	NVIDIA Corp.	2.44%

Material Fund Change [Text Block]	How has the Fund changed? Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024.
TFA Quantitative Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA Quantitative
Class Name	Class I
Trading Symbol	TFAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the TFA Quantitative Fund (the “Quantitative Fund”) for the six months ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual report to shareholders contains important information of the TFA Quantitative Fund (the “Quantitative Fund”) for the six months ended June 30, 2024. You can find the Quantitative Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$113	2.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.09%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed?
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception (a)
TFA Quantitative Fund Class I	21.83%	8.92%
S&P 500® Total Return Index	24.56%	17.94%
Wilshire Liquid Alternative IndexSM	7.30%	4.30%
(a)	The Quantitative Fund commenced operation on May 18, 2020.

Performance Inception Date			May 18, 2020
Net Assets	$ 53,404,491	$ 53,404,491	$ 53,404,491	$ 53,404,491
Holdings Count | Holdings	28	28	28	28
Advisory Fees Paid, Amount	$ 325,610
Investment Company, Portfolio Turnover	148.90%
Additional Fund Statistics [Text Block]	What are some Fund statistics?

Fund Statistics
Total Net Assets	$53,404,491	Investment Advisory Fees Paid	$325,610
Number of Portfolio Holdings	28	Portfolio Turnover Rate	148.90%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Exchange-Traded Funds:		Cash and Cash Equivalents	11.14%
Equity Funds	51.73%
Asset Allocation Funds	35.64%
Alternative Fund	1.49%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Direxion HCM Tactical Enhanced U.S. ETF	12.37%	iShares U.S. Technology ETF	9.95%
HCM Defender 100 Index ETF	11.96%	ProShares Ultra QQQ	6.02%
Invesco QQQ Trust Series 1	11.45%	ProShares Ultra S&P500	5.86%
HCM Defender 500 Index ETF	11.32%	FT Vest Laddered Buffer ETF	3.77%
First American Treasury Obligations Fund	10.84%	Vanguard Total Stock Market ETF	3.21%

Material Fund Change [Text Block]	How has the Fund changed? Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024.
TFA AlphaGen Growth Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA AlphaGen Growth Fund
Class Name	Class I
Trading Symbol	TFAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the TFA AlphaGen Growth Fund (the “AlphaGen Fund”) for the six months ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual report to shareholders contains important information of the TFA AlphaGen Growth Fund (the “AlphaGen Fund”) for the six months ended June 30, 2024. You can find the AlphaGen Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$111	2.09%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.09%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed?
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception (a)
TFA AlphaGen Growh Fund Class I	19.59%	2.58%
S&P 500® Total Return Index	24.56%	8.89%
S&P Target Risk Growth Total Return Index	12.44%	2.10%
(a)	The AlphaGen Fund commenced operation on August 23, 2021.

Performance Inception Date		Aug. 23, 2021
Net Assets	$ 39,427,762	$ 39,427,762	$ 39,427,762	$ 39,427,762
Holdings Count | Holdings	32	32	32	32
Advisory Fees Paid, Amount	$ 218,397
Investment Company, Portfolio Turnover	172.27%
Additional Fund Statistics [Text Block]	What are some Fund statistics?

Fund Statistics
Total Net Assets	$39,427,762	Investment Advisory Fees Paid	$218,397
Number of Portfolio Holdings	32	Portfolio Turnover Rate	172.27%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Exchange-Traded Funds:		Common Stock:
Equity Funds	64.83%	Information Technology	7.31%
Cash and Cash Equivalents	22.99%	Consumer Discretionary	1.81%
		Communication Services	1.62%
		Financials	0.73%
		Consumer Staples	0.71%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
First American Treasury Obligations Fund	22.14%	FT Vest Laddered Buffer ETF	3.81%
ProShares Ultra QQQ	16.56%	Apple, Inc.	2.03%
Vanguard Total Stock Market ETF	13.23%	NVIDIA Corp.	1.82%
ProShares Ultra S&P500	12.42%	Microsoft Corp.	1.70%
Innovator U.S. Equity Accelerated ETF - Quarterly	3.85%	Alphabet, Inc. – Class A	1.62%

Material Fund Change [Text Block]	How has the Fund changed? Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024.